Summary Of Significant Accounting Policies (Depreciation And Amortization Expense From Continuing Operations Related To Land, Buildings And Equipment) (Details) (USD $)
In Millions, unless otherwise specified
12 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011
Property, Plant and Equipment [Line Items]
Depreciation and amortization on buildings and equipment	$ 394.8	$ 349.1	$ 316.8
Losses on disposal of land, buildings and equipment	8.1	7.1	6.9
Buildings And Equipment
Property, Plant and Equipment [Line Items]
Depreciation and amortization on buildings and equipment	$ 387.2	$ 340.6	$ 308.7